                          SUPPLEMENT DATED MAY 21, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

                                -----------------

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable life insurance policies that were issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company on or before May 1, 2003. The prospectuses involved bear the title "Flex V1", "Flex V2", and "Medallion Variable Life". We refer to these prospectuses as the "Product Prospectuses."

                                -----------------


THIS SUPPLEMENT IS ACCOMPANIED BY A PROSPECTUS SUPPLEMENT DATED MAY 1, 2003 FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I THAT CONTAINS DETAILED INFORMATION ABOUT THE SMALL CAP GROWTH AND SMALL CAP EMERGING GROWTH FUNDS. BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING ANY OF THE TWO ADDITIONAL VARIABLE INVESTMENT OPTIONS DESCRIBED IN THIS SUPPLEMENT.

                                -----------------

                       AMENDMENTS TO PRODUCT PROSPECTUSES


1. The table on the cover page of each Product Prospectus is amended to include the following two additional variable investment options:

-------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:                UNDERLYING FUND MANAGED BY:
 ---------------------------                ---------------------------

 Equity Options:
  Small Cap Growth                          John Hancock Advisers, LLC
  Small Cap Emerging Growth                 Wellington Management Company, LLC
-------------------------------------------------------------------------------


     We may modify or delete either of these additional variable investment options in the future.

2. The last table in the "FEE TABLES" section of each Product Prospectus is amended to include the following:

                                                                                TOTAL FUND                     TOTAL FUND
                                              DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                                 INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                                 MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
           FUND NAME                 FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                    1.05%          N/A             0.08%           1.13%          0.00%          1.13%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth*          1.05%          N/A             0.14%           1.19%          0.04%          1.15%
----------------------------------------------------------------------------------------------------------------------------

* Small Cap Emerging Growth was formerly "Small Cap Equity".





 SCG & SCEG Supp (5/03)

                                       1